Note 18 - Business Combinations and Dispositions (Tables)	12 Months Ended
Mar. 31, 2020
Filter Group Inc [member]
Statement Line Items [Line Items]
Disclosure of detailed information about business combination [text block]

Working capital	$898
Property and equipment	6,154
Intangible assets	15,600
Goodwill	38,217
Long-term debt	(21,611)
Total consideration	$39,258

Cash consideration	$3,000
Payable to shareholders	11,314
Contingent consideration	24,944
Total consideration	$39,258